Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Intangible assets	Intangible assets

	Acquired
	Customer relationships	Technology	Trademarks	Total
	$	$	$	$
Cost
Balance – December 31, 2023	1,382	2,349	44	3,775
Effects of foreign exchange	(81)	(30)	(3)	(114)
Balance – December 31, 2024	1,301	2,319	41	3,661
Effects of foreign exchange	166	63	6	235
Balance – December 31, 2025	1,467	2,382	47	3,896

Accumulated amortization
Balance – December 31, 2023	729	601	44	1,374
Amortization	224	469	—	693
Effects of foreign exchange	(51)	(23)	(3)	(77)
Balance – December 31, 2024	902	1,047	41	1,990
Amortization	235	454	—	689
Effects of foreign exchange	126	56	6	188
Balance – December 31, 2025	1,263	1,557	47	2,867

Carrying value
Balance – December 31, 2024	399	1,272	—	1,671
Balance – December 31, 2025	204	825	—	1,029